Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Interest Rate Swaps for EUR | 2027
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	1.528%
Interest Rate Swaps for EUR | 2028
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	0.952%
Interest Rate Swaps for EUR | 2030
FINANCIAL RISK FACTORS
Notional amount	€ 500
Average variable interest rate	0.927%
Interest Rate Swaps for EUR | 2031
FINANCIAL RISK FACTORS
Notional amount	€ 1,250
Average variable interest rate	1.09%
Interest Rate Swaps for USD | 2020
FINANCIAL RISK FACTORS
Notional amount	€ 258
Average variable interest rate	2.516%
Interest Rate Swaps for USD | 2022
FINANCIAL RISK FACTORS
Notional amount	€ 198
Average variable interest rate	2.491%
Interest Rate Swaps for USD | 2024
FINANCIAL RISK FACTORS
Notional amount	€ 89
Average variable interest rate	2.37%